Expense Example, No Redemption - Federated Hermes Corporate Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	547	754	978	1,620	180	557	959	1,881	177	548	944	2,052	198	406	631	1,278	77	240	417	930	67	211	368	822